BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS. (Details 3)	12 Months Ended
Dec. 31, 2019
Arauco do Brasil S.A. [Member]
Statement [Line Items]
Country of incorporation of subsidiary	Brazil
Description of functional currency	Brazilian Real
Arauco Forest Brasil S.A. [Member]
Statement [Line Items]
Country of incorporation of subsidiary	Brazil
Description of functional currency	Brazilian Real
Arauco Florestal Arapoti S.A. [Member]
Statement [Line Items]
Country of incorporation of subsidiary	Brazil
Description of functional currency	Brazilian Real
Arauco Industria de Paineis Ltda. [Member]
Statement [Line Items]
Country of incorporation of subsidiary	Brazil
Description of functional currency	Brazilian Real
Empreendimentos Florestais Santa Cruz Ltda. [Member]
Statement [Line Items]
Country of incorporation of subsidiary	Brazil
Description of functional currency	Brazilian Real
Mahal Empreendimentos e Participacoes S.A. [Member]
Statement [Line Items]
Country of incorporation of subsidiary	Brazil
Description of functional currency	Brazilian Real
Novo Oeste Gestao de Ativos Florestais S.A. [Member]
Statement [Line Items]
Country of incorporation of subsidiary	Brazil
Description of functional currency	Brazilian Real
Consorcio Proteccion Fitosanitaria Forestal S.A. [Member]
Statement [Line Items]
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Forestal Nuestra Senora del Carmen S.A. [Member]
Statement [Line Items]
Country of incorporation of subsidiary	Argentina
Description of functional currency	Argentine pesos
Forestal Talavera S.A. [Member]
Statement [Line Items]
Country of incorporation of subsidiary	Argentina
Description of functional currency	Argentine pesos
Greeneagro S.A. [Member]
Statement [Line Items]
Country of incorporation of subsidiary	Argentina
Description of functional currency	Argentine pesos
Leasing Forestal S.A. [Member]
Statement [Line Items]
Country of incorporation of subsidiary	Argentina
Description of functional currency	Argentine pesos
Savitar [Member]
Statement [Line Items]
Country of incorporation of subsidiary	Argentina
Description of functional currency	U.S. Dollar
Arauco Industria de Mexico SA de CV ex Maderas y Sinteticos de Mexico SA de CV [Member]
Statement [Line Items]
Country of incorporation of subsidiary	Mexico
Description of functional currency	Mexican pesos
Araucomex Servicios SA de CV (ex Maderas y Sinteticos Servicios SA de CV) [Member]
Statement [Line Items]
Country of incorporation of subsidiary	Mexico
Description of functional currency	Mexican pesos
Arauco Serviquimex SA de CV (ex Masisa Manufactura, SA de CV) [Member]
Statement [Line Items]
Country of incorporation of subsidiary	Mexico
Description of functional currency	Mexican pesos
Arauco Quimica SA de CV (ex Masnova Quimica SA de CV) [Member]
Statement [Line Items]
Country of incorporation of subsidiary	Mexico
Description of functional currency	Mexican pesos
Tablered Araucomex SA de CV (ex Placacentro Masisa Mexico, SA de CV) [Member]
Statement [Line Items]
Country of incorporation of subsidiary	Mexico
Description of functional currency	Mexican pesos
Arauco Canada Ltd (ex Flakeboard Company Ltd) [Member]
Statement [Line Items]
Country of incorporation of subsidiary	Canada
Description of functional currency	Canadian Dollar